Customer Deposits (Details 2) (USD $)	Dec. 31, 2014
Time Deposits By Maturity
2015	$ 1,765,000,000
2016	2,136,000,000
2017	1,491,000,000
2018	1,480,000,000
2019	1,304,000,000
After 5 years	16,000,000
Total	8,192,000,000
United States [Member]
Time Deposits By Maturity
2015	1,744,000,000
2016	2,136,000,000
2017	1,491,000,000
2018	1,480,000,000
2019	1,304,000,000
After 5 years	16,000,000
Total	8,171,000,000
Non United States [Member]
Time Deposits By Maturity
2015	21,000,000
2016	0
2017	0
2018	0
2019	0
After 5 years	0
Total	$ 21,000,000